GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

7. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Goodwill, gross	—	69,517,007	8,912,437
Less: accumulated impairment	—	—	—
Goodwill, net	—	69,517,007	8,912,437

Intangible assets, net, are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Trademark (with indefinite lives)	—	11,004,000	1,410,769

Customer relationship (with definite lives)	—	20,246,000	2,595,641
Less: accumulated amortization	—	(168,717)	(21,630)
	—	20,077,283	2,574,011
Intangible assets, net	—	31,081,283	3,984,780

During the year ended June 30, 2025, the Company acquired Top Spin which indirectly holds Care U, a Hong Kong-based provider of nursing solution services. The acquired assets primarily consist of goodwill of HKD69,517,007 (US$8,912,437) and intangible assets of HKD31,250,000 (US$4,006,410), comprising trademark and customer relationship.

The trademarks reflect Care U’s brand reputation, valued using the relief-from-royalty method with a 10% discount rate, and are considered indefinite-lived, subject to annual impairment testing. The customer relationships represent established contracts with social service organizations and nursing home in Hong Kong, valued using the multi-period excess earnings method with a 10% discount rate and amortized over 20 years.

During the year ended June 30, 2025, the Company recorded amortization expense of HKD168,717 (US$21,630) for finite-lived intangible assets. No such amortization expense was recognized during the year ended December 31, 2023 and the six months ended June 30, 2024.